Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
Income tax expense (recovery) during the years ended December 31, 2022 and 2021 differs from the amounts that would result from applying the combined Canadian federal and provincial income tax rate of 27% (2021 – 27%) to (loss) income before income taxes. These differences result from the following items:

	2022	2021
(Loss) income before income taxes	$(98,407)	$535,035
Combined Canadian federal and provincial income tax rate	27%	27%
Expected income tax (recovery) expense	(26,570)	144,459
Non-taxable income and non-deductible expenses	5,640	(52,405)
Impact of tax rate differences between jurisdictions	5,213	(31,941)
Tax effect of temporary differences for which no tax benefit has been recognized	33,505	(39,843)
Change in estimates of prior year	2,750	(2,981)
Change in fair value of derivative liabilities	8,392	(11,312)
Impact of US percentage depletion	—	(10,114)
Impact of Mexican inflation	(7,772)	(3,024)
Foreign exchange and other	(13,538)	(12,693)
Total income tax expense (recovery)	$7,620	$(19,854)

Comprising:
Current tax expense	$23,515	$25,163
Deferred tax recovery	(15,895)	(45,017)
	$7,620	$(19,854)
25.    INCOME TAXES (CONTINUED)
The significant components of the Company’s recognized deferred income tax assets and deferred income tax liabilities at December 31, 2022 and 2021 were as follows:

	2022	2021
Non-capital losses	$49,821	$62,419
Deductible temporary differences relating to:
Mineral properties, plant and equipment	19,085	75,259
Inventories	33,044	31,847
Reclamation and closure cost provisions	9,057	16,023
Mining tax	9,992	10,717
Accrued liabilities	12,399	10,650
Investments and loans and borrowings	6,366	11,701
Suspended interest deduction	4,176	4,604
Other	2,310	7,396
Total deferred income tax assets	$146,250	$230,616
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(380,081)	$(502,436)
Marketable securities	(1,033)	(30,227)
Derivatives	(6,590)	(7,174)
Intercompany loan	(8,823)	(6,898)
Other	(10,441)	(3,587)
Total deferred income tax liabilities	(406,968)	(550,322)
Net deferred income tax liability	$(260,718)	$(319,706)

Presented as:
Deferred income tax assets	$—	$10,576
Deferred income tax liabilities	(260,718)	(312,198)
Deferred income tax liabilities relating to assets held for sale (note 5(a))	—	(18,084)
	$(260,718)	$(319,706)
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance – beginning of year	$(319,706)	$(229,860)
Recognized in net (loss) income	15,895	45,017
Disposition of subs	18,084	—
Recognized in OCI	25,009	(12,932)
Assumed in Premier Acquisition (note 5(c))	—	(121,931)
Balance – end of year	$(260,718)	$(319,706)
In assessing whether to recognize deferred income tax assets, other than deferred income tax assets arising from the initial recognition of assets and liabilities that do not affect accounting or taxable income which are not recognized, management considers whether it is probable that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income against which the deferred income tax assets can be utilized.
25.    INCOME TAXES (CONTINUED)
The Company’s deductible temporary differences, unused tax losses and unused tax credits at December 31, 2022 and 2021 for which deferred income tax assets have not been recognized were as follows:

	2022	2021
Deductible temporary differences relating to:
Mineral properties, plant and equipment	$43,215	$430,274
Investments and loans and borrowings	66,450	322,272
Derivatives	10,010	8,276
Reclamation and closure cost provisions	77,160	41,164
Inventories	4,473	—
Share issue and finance costs	—	1,176
Other	33,030	14,970
Non-capital losses	325,065	449,984
Capital losses	34,381	10,689
State alternative minimum tax credit	—	7,434
	$593,784	$1,286,239
At December 31, 2022, the Company had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred income tax assets are recognized and losses for which deferred income tax assets are not recognized as listed in the table above. The loss carryforwards expire as follows:

2022
Canada (expire between 2035–2042)	$276,252
United States - California (expire between 2030–2040 or after)	95,365
Mexico (expire between 2025–2032)	53,192
Brazil (no expiry)	125,233
$550,042